September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Health Sciences Term Trust (BMEZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology(a) — 34.1%
4D Molecular Therapeutics, Inc.	63,685	$ 553,423
Abbisko Cayman Ltd.	4,562,250	10,547,128
Abcuro, Inc., Series C(b)	241,900	1,451,400
Akeso, Inc.(c)	548,000	9,956,111
Alkermes PLC(d)	162,816	4,884,480
Allogene Therapeutics, Inc.	425,415	527,515
Alnylam Pharmaceuticals, Inc.(e)	118,016	53,815,296
Annexon, Inc.	144,084	439,456
Arcellx, Inc.	26,392	2,166,783
Arcus Biosciences, Inc.	99,007	1,346,495
Ascendis Pharma A/S, ADR	20,428	4,061,291
Autolus Therapeutics PLC, ADR	463,993	756,309
Avidity Biosciences, Inc.	36,258	1,579,761
Beam Therapeutics, Inc.(d)	95,917	2,327,906
Bicycle Therapeutics PLC, ADR	53,067	410,739
Biogen, Inc.	37,120	5,199,770
Biohaven Ltd.	88,609	1,330,021
BioMarin Pharmaceutical, Inc.	84,744	4,589,735
BioNTech SE, ADR	18,918	1,865,693
Black Diamond Therapeutics, Inc.(d)	504,978	1,913,867
BridgeBio Oncology Therapeutics, Inc.(d)	544,465	6,304,905
Bridgebio Pharma, Inc.	102,653	5,331,797
CG oncology, Inc.	25,078	1,010,142
Denali Therapeutics, Inc.	169,834	2,465,990
Disc Medicine, Inc.	28,021	1,851,628
Dyne Therapeutics, Inc.	116,674	1,475,926
Exact Sciences Corp.	263,762	14,430,419
Exelixis, Inc.	227,940	9,413,922
Genmab A/S	50,248	15,503,932
Halozyme Therapeutics, Inc.	58,978	4,325,446
Immatics NV(d)	162,650	1,385,778
Immunocore Ltd., Series C, ADR	321,900	11,694,627
Incyte Corp.	87,390	7,411,546
Insmed, Inc.(f)	180,581	26,005,470
Ionis Pharmaceuticals, Inc.	59,102	3,866,453
Kiniksa Pharmaceuticals International PLC	84,235	3,270,845
Kymera Therapeutics, Inc.	15,237	862,414
Legend Biotech Corp., ADR	42,405	1,382,827
Merus NV	21,187	1,994,756
Moderna, Inc.	45,375	1,172,036
Monte Rosa Therapeutics, Inc.	155,206	1,150,076
Natera, Inc.	67,562	10,875,455
Neurocrine Biosciences, Inc.	91,508	12,845,893
Neurogene, Inc.	82,832	1,435,479
Nuvalent, Inc., Class A	134,486	11,630,349
Olema Pharmaceuticals, Inc.	57,725	565,128
OnKure Therapeutics, Inc., Class A	463,586	1,274,861
ORIC Pharmaceuticals, Inc.	138,524	1,662,288
Protagonist Therapeutics, Inc.	132,647	8,811,740
PTC Therapeutics, Inc.	81,756	5,017,366
REGENXBIO, Inc.	64,920	626,478
ReNAgade Therapeutics, Inc., Series A-2(b)	3,584,906	8,890,567
Revolution Medicines, Inc.	24,290	1,134,343
Rhythm Pharmaceuticals, Inc.	185,663	18,750,106
Roivant Sciences Ltd.	245,238	3,710,451
Sagimet Biosciences, Inc., Series A	237,980	1,632,543
Scholar Rock Holding Corp.	42,838	1,595,287
Stoke Therapeutics, Inc.(d)	309,103	7,263,920
Summit Therapeutics, Inc.(d)	47,320	977,631
TScan Therapeutics, Inc.	609,800	1,109,836
Security	Shares	Value
Biotechnology (continued)
Twist Bioscience Corp.	80,595	$ 2,267,943
Ultragenyx Pharmaceutical, Inc.	26,815	806,595
United Therapeutics Corp.	3,060	1,282,783
Upstream Bio, Inc.	55,965	1,052,702
Vaxcyte, Inc.	32,817	1,182,068
Viking Therapeutics, Inc.	24,596	646,383
Vir Biotechnology, Inc.	44,171	252,216
Voyager Therapeutics, Inc.	211,857	989,372
Zealand Pharma A/S	29,510	2,176,216
		342,500,113
Health Care Equipment & Supplies — 18.0%
Abbott Laboratories(f)	184,653	24,732,423
Becton Dickinson & Co.	24,837	4,648,741
Boston Scientific Corp.(a)(e)(f)	68,525	6,690,096
Dexcom, Inc.(a)(e)(f)	308,482	20,757,754
Edwards Lifesciences Corp.(a)	216,810	16,861,314
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $13,225,003)(a)(b)(g)	22,576	8,127
Glaukos Corp.(a)	26,050	2,124,377
IDEXX Laboratories, Inc.(a)	36,740	23,472,819
Inspire Medical Systems, Inc.(a)	39,579	2,936,762
Insulet Corp.(a)	58,827	18,161,660
Intuitive Surgical, Inc.(a)	3,135	1,402,066
Lantheus Holdings, Inc.(a)	41,510	2,129,048
Medtronic PLC	165,394	15,752,124
Novocure Ltd.(a)	155,581	2,010,106
Nucleix Ltd., (Acquired 04/10/24, Cost: $1,300,000)(a)(b)(g)	1,300	965,510
Nyxoah SA(a)(d)	254,299	1,169,775
Orchestra BioMed Holdings, Inc.(a)(d)	136,066	337,444
Penumbra, Inc.(a)	36,577	9,265,686
Sonova Holding AG, Registered Shares	57,600	15,800,033
Stryker Corp.	29,432	10,880,127
		180,105,992
Health Care Providers & Services — 8.0%
Cencora, Inc.	31,471	9,835,632
Chemed Corp.	6,754	3,024,036
Encompass Health Corp.	60,613	7,699,063
Guardant Health, Inc.(a)	215,976	13,494,181
Labcorp Holdings, Inc.	36,336	10,430,612
McKesson Corp.	13,076	10,101,733
Quest Diagnostics, Inc.	41,442	7,898,016
RadNet, Inc.(a)	38,559	2,938,581
Tenet Healthcare Corp.(a)	70,897	14,394,927
		79,816,781
Health Care Technology — 4.2%
Carbon Health Technologies, Inc., (Acquired 05/28/25, Cost: $18,326,000)(a)(b)(g)	2,759,320	27,593
HeartFlow, Inc.(a)	4,301	144,772
M3, Inc.	462,800	7,491,947
Veeva Systems, Inc., Class A(a)(e)(f)	116,456	34,693,407
		42,357,719
Life Sciences Tools & Services — 12.6%
Agilent Technologies, Inc.	40,785	5,234,755
Bio-Techne Corp.	119,215	6,631,930
Bruker Corp.	196,940	6,398,581
Charles River Laboratories International, Inc.(a)	32,635	5,106,072
Gerresheimer AG	29,709	1,237,625
Lonza Group AG, Registered Shares	14,800	9,895,847
Mettler-Toledo International, Inc.(a)	5,824	7,149,601

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
QIAGEN NV	169,456	$ 7,571,294
Rapid Micro Biosystems, Inc., Class A(a)	333,064	1,112,434
Repligen Corp.(a)	119,498	15,973,298
Tempus AI, Inc., Class A(a)	49,915	4,028,640
Waters Corp.(a)(e)	25,346	7,598,984
West Pharmaceutical Services, Inc.(e)	94,164	24,702,042
Wuxi Biologics Cayman, Inc.(a)(c)	4,546,000	24,005,216
		126,646,319
Pharmaceuticals — 8.8%
Arvinas, Inc.(a)	147,562	1,257,228
AstraZeneca PLC, ADR	62,740	4,813,413
Axsome Therapeutics, Inc.(a)	42,781	5,195,753
Daiichi Sankyo Co. Ltd.	121,700	2,738,274
Edgewise Therapeutics, Inc.(a)	109,871	1,782,108
Eisai Co. Ltd.	79,400	2,682,354
Elanco Animal Health, Inc.(a)	270,205	5,441,929
Galderma Group AG	112,660	19,918,314
Harmony Biosciences Holdings, Inc.(a)	41,120	1,133,267
Johnson & Johnson(f)	86,520	16,042,538
LB Pharmaceuticals, Inc.(a)	210,898	3,330,079
MBX Biosciences, Inc.(a)	164,091	2,871,593
Nuvation Bio, Inc., Class A(a)(d)	191,533	708,672
Roche Holding AG	10,284	3,424,402
Teva Pharmaceutical Industries Ltd., ADR(a)	446,565	9,020,613
UCB SA	25,950	7,243,551
WaVe Life Sciences Ltd.(a)	151,116	1,106,169
		88,710,257
Total Common Stocks — 85.7% (Cost: $728,494,181)		860,137,181

	Benefical Interest (000)
Other Interests
Biotechnology(b)(g)(h) — 0.2%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)	$183	1,813,324
Amunix Pharmaceuticals, Inc., (Acquired 02/08/22, Cost: $ —)	5,657	282,853
Total Other Interests — 0.2% (Cost: $ — )		2,096,177

	Shares
Preferred Securities
Preferred Stocks — 13.1%
Biotechnology(a)(b) — 6.6%
Abcuro, Inc., Series B	1,092,954	6,448,429
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $7,160,001)(g)	860,577	10,232,261
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004)(g)	3,191,830	3,287,585
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)(g)	2,430,833	4,983,208
Security	Shares	Value
Biotechnology (continued)
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $6,999,996)(g)	1,370,506	$ 7,592,603
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)(g)	3,850,718	1,540,287
Kartos Therapeutics, Inc.(g)
Series C, (Acquired 08/22/23, Cost: $7,539,875)	1,333,783	7,575,887
Series D, (Acquired 02/19/25, Cost: $2,074,436)	366,962	2,084,344
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(g)	482,077	11,714,471
Mirvie, Inc.
Series B, (Acquired 10/15/21, Cost: $6,250,000)(g)	2,793,833	4,078,996
Series C	724,806	1,623,565
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(g)	1,394,189	4,977,255
		66,138,891
Health Care Equipment & Supplies(a)(b)(g) — 1.1%
EXO Imaging, Inc., Series D, (Acquired 07/24/24, Cost: $640,450)	1,053,928	779,907
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	1,451,483
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	8,251,779
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078	4,634
		10,487,803
Health Care Providers & Services(a)(b)(g) — 1.5%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	5,642,104
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $9,204,219)	1,139,305	8,916,362
		14,558,466
Life Sciences Tools & Services — 0.7%
Sartorius AG	31,307	7,318,843
Pharmaceuticals(a)(b)(g) — 0.9%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $5,000,000)	802,478	7,350,699
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	1,802,853
		9,153,552
Semiconductors & Semiconductor Equipment — 2.3%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(a)(b)(g)	571,947	23,478,424
		131,135,979
Total Preferred Securities — 13.1% (Cost: $165,481,913)		131,135,979
Rights
Biotechnology(b) — 0.0%
Blueprint Medicines Corp., CVR	36,582	35,485
Korro Bio, Inc., CVR	231,775	2
Mirati Therapeutics, Inc. CVR(d)	180,175	140,536
Vigil Neuroscience, Inc., CVR	131,344	6,567
		182,590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(b)	98,636	$ 221,931
Total Rights — 0.0% (Cost: $250,126)		404,521
Warrants
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	68,880	13,921
Total Warrants — 0.0% (Cost: $137,002)		13,921
Total Long-Term Investments — 99.0% (Cost: $894,363,222)		993,787,779
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(i)(j)(k)	4,999,419	5,001,919
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(i)(j)	23,854,564	23,854,564
Total Short-Term Securities — 2.9% (Cost: $28,856,760)		28,856,483
Total Investments Before Options Written — 101.9% (Cost: $923,219,982)		1,022,644,262
Options Written — (1.2)% (Premiums Received: $(9,709,102))		(11,742,869)
Total Investments, Net of Options Written — 100.7% (Cost: $913,510,880)		1,010,901,393
Liabilities in Excess of Other Assets — (0.7)%		(7,315,178)
Net Assets — 100.0%		$ 1,003,586,215

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $118,842,549, representing 11.8% of its net assets as of period end, and an original cost of $182,390,799.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,228,113	$ —	$ (5,227,858)(a)	$ 1,162	$ 502	$ 5,001,919	4,999,419	$ 48,534 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	51,121,570	—	(27,267,006)(a)	—	—	23,854,564	23,854,564	1,946,635	—
				$ 1,162	$ 502	$ 28,856,483		$ 1,995,169	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Johnson & Johnson	168	10/03/25	USD	180.00	USD	3,115	$ (95,760)
Teva Pharmaceutical Industries Ltd., ADR	848	10/03/25	USD	19.50	USD	1,713	(76,744)
Abbott Laboratories	331	10/10/25	USD	136.00	USD	4,433	(37,569)
Dexcom, Inc.	338	10/10/25	USD	85.00	USD	2,274	(18,590)
Agilent Technologies, Inc.	77	10/17/25	USD	130.00	USD	988	(21,753)
Agilent Technologies, Inc.	77	10/17/25	USD	135.00	USD	988	(8,085)
Alkermes PLC	618	10/17/25	USD	29.00	USD	1,854	(106,605)
Alnylam Pharmaceuticals, Inc.	225	10/17/25	USD	470.00	USD	10,260	(187,875)
Alnylam Pharmaceuticals, Inc.	223	10/17/25	USD	490.00	USD	10,169	(71,917)
Arcellx, Inc.	101	10/17/25	USD	75.00	USD	829	(82,315)
Arvinas, Inc.	240	10/17/25	USD	7.50	USD	204	(27,600)
Axsome Therapeutics, Inc.	81	10/17/25	USD	110.00	USD	984	(98,010)
Beam Therapeutics, Inc.	182	10/17/25	USD	19.96	USD	442	(82,493)
Becton Dickinson & Co.	94	10/17/25	USD	195.00	USD	1,759	(11,985)
Biogen, Inc.	94	10/17/25	USD	150.00	USD	1,317	(11,750)
Biohaven Ltd.	168	10/17/25	USD	22.50	USD	252	(10,080)
Biohaven Ltd.	168	10/17/25	USD	20.00	USD	252	(15,120)
BioMarin Pharmaceutical, Inc.	161	10/17/25	USD	62.50	USD	872	(2,013)
BioMarin Pharmaceutical, Inc.	161	10/17/25	USD	57.50	USD	872	(11,673)
BioNTech SE, ADR	71	10/17/25	USD	105.00	USD	700	(8,165)
Boston Scientific Corp.	99	10/17/25	USD	105.00	USD	967	(1,980)
Bruker Corp.	400	10/17/25	USD	40.00	USD	1,300	(6,000)
Bruker Corp.	348	10/17/25	USD	35.00	USD	1,131	(27,840)
Denali Therapeutics, Inc.	645	10/17/25	USD	14.19	USD	937	(53,563)
Edwards Lifesciences Corp.	350	10/17/25	USD	77.50	USD	2,722	(63,000)
Encompass Health Corp.	230	10/17/25	USD	130.00	USD	2,921	(34,500)
Exact Sciences Corp.	478	10/17/25	USD	52.50	USD	2,615	(172,080)
Exelixis, Inc.	867	10/17/25	USD	41.00	USD	3,581	(110,542)
Glaukos Corp.	98	10/17/25	USD	90.00	USD	799	(6,370)
Guardant Health, Inc.	225	10/17/25	USD	60.00	USD	1,406	(99,000)
Halozyme Therapeutics, Inc.	224	10/17/25	USD	80.00	USD	1,643	(15,120)
Incyte Corp.	126	10/17/25	USD	90.00	USD	1,069	(9,135)
Insmed, Inc.	79	10/17/25	USD	125.00	USD	1,138	(164,715)
Insmed, Inc.	607	10/17/25	USD	150.00	USD	8,741	(174,512)
Inspire Medical Systems, Inc.	150	10/17/25	USD	90.00	USD	1,113	(8,250)
Insulet Corp.	223	10/17/25	USD	350.00	USD	6,885	(78,050)
Intuitive Surgical, Inc.	11	10/17/25	USD	465.00	USD	492	(6,270)
Ionis Pharmaceuticals, Inc.	224	10/17/25	USD	65.01	USD	1,465	(87,372)
Johnson & Johnson	160	10/17/25	USD	180.00	USD	2,967	(112,800)
Kymera Therapeutics, Inc.	57	10/17/25	USD	55.00	USD	323	(24,795)
Labcorp Holdings, Inc.	73	10/17/25	USD	290.00	USD	2,096	(28,470)
Medtronic PLC	103	10/17/25	USD	95.00	USD	981	(18,643)
Mettler-Toledo International, Inc.	36	10/17/25	USD	1,310.00	USD	4,419	(17,190)
Moderna, Inc.	172	10/17/25	USD	26.00	USD	444	(28,380)
Natera, Inc.	128	10/17/25	USD	170.00	USD	2,060	(32,640)
Neurocrine Biosciences, Inc.	176	10/17/25	USD	135.00	USD	2,471	(128,480)
Neurocrine Biosciences, Inc.	171	10/17/25	USD	150.00	USD	2,400	(12,825)
Novocure Ltd.	591	10/17/25	USD	15.00	USD	764	(10,343)
Protagonist Therapeutics, Inc.	164	10/17/25	USD	60.00	USD	1,089	(123,000)
PTC Therapeutics, Inc.	519	10/17/25	USD	65.00	USD	3,185	(63,577)
QIAGEN NV	322	10/17/25	USD	50.00	USD	1,439	(6,440)
Repligen Corp.	324	10/17/25	USD	135.00	USD	4,331	(147,420)
Revolution Medicines, Inc.	46	10/17/25	USD	40.00	USD	215	(32,660)
Revolution Medicines, Inc.	46	10/17/25	USD	49.00	USD	215	(5,405)
Rhythm Pharmaceuticals, Inc.	277	10/17/25	USD	95.00	USD	2,797	(238,220)
Rhythm Pharmaceuticals, Inc.	428	10/17/25	USD	105.00	USD	4,322	(113,420)
Scholar Rock Holding Corp.	162	10/17/25	USD	40.00	USD	603	(21,060)
Stoke Therapeutics, Inc.	1,174	10/17/25	USD	25.00	USD	2,759	(117,400)
Stryker Corp.	111	10/17/25	USD	390.00	USD	4,103	(13,875)
Summit Therapeutics, Inc.	108	10/17/25	USD	21.00	USD	223	(12,960)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Tenet Healthcare Corp.	269	10/17/25	USD	200.00	USD	5,462	$ (224,615)
Twist Bioscience Corp.	153	10/17/25	USD	32.50	USD	431	(29,070)
Ultragenyx Pharmaceutical, Inc.	101	10/17/25	USD	32.50	USD	304	(4,798)
United Therapeutics Corp.	11	10/17/25	USD	410.00	USD	461	(16,610)
Veeva Systems, Inc., Class A	442	10/17/25	USD	280.00	USD	13,168	(928,200)
Waters Corp.	108	10/17/25	USD	310.00	USD	3,238	(43,470)
WaVe Life Sciences Ltd.	447	10/17/25	USD	8.50	USD	327	(8,573)
WaVe Life Sciences Ltd.	127	10/17/25	USD	7.50	USD	93	(8,890)
Abbott Laboratories	257	10/24/25	USD	138.00	USD	3,442	(53,199)
Biogen, Inc.	47	10/24/25	USD	149.00	USD	658	(9,165)
Boston Scientific Corp.	161	10/24/25	USD	106.00	USD	1,572	(11,673)
Medtronic PLC	37	10/24/25	USD	96.00	USD	352	(6,142)
Teva Pharmaceutical Industries Ltd., ADR	848	10/24/25	USD	20.50	USD	1,713	(65,296)
Abbott Laboratories	113	10/31/25	USD	134.00	USD	1,514	(44,353)
Exact Sciences Corp.	524	10/31/25	USD	54.00	USD	2,867	(180,780)
McKesson Corp.	49	10/31/25	USD	710.00	USD	3,785	(336,875)
Tempus AI, Inc., Class A	94	10/31/25	USD	90.00	USD	759	(32,900)
Viking Therapeutics, Inc.	94	10/31/25	USD	30.00	USD	247	(12,690)
Charles River Laboratories International, Inc.	124	11/04/25	USD	162.00	USD	1,940	(78,879)
Twist Bioscience Corp.	153	11/06/25	USD	29.47	USD	431	(34,039)
Axsome Therapeutics, Inc.	81	11/07/25	USD	120.00	USD	984	(60,570)
Bridgebio Pharma, Inc.	390	11/07/25	USD	55.00	USD	2,026	(133,053)
Dexcom, Inc.	834	11/07/25	USD	77.00	USD	5,612	(133,440)
Disc Medicine, Inc.	106	11/07/25	USD	65.00	USD	700	(56,732)
Incyte Corp.	205	11/07/25	USD	86.25	USD	1,739	(72,204)
Medtronic PLC	488	11/07/25	USD	95.00	USD	4,648	(137,616)
Protagonist Therapeutics, Inc.	340	11/07/25	USD	65.86	USD	2,259	(192,645)
QIAGEN NV	321	11/07/25	USD	46.93	USD	1,434	(41,157)
Repligen Corp.	130	11/07/25	USD	130.00	USD	1,738	(137,252)
Tempus AI, Inc., Class A	95	11/07/25	USD	91.00	USD	767	(46,550)
IDEXX Laboratories, Inc.	139	11/10/25	USD	643.00	USD	8,881	(421,673)
Edwards Lifesciences Corp.	473	11/21/25	USD	80.00	USD	3,679	(143,082)
Guardant Health, Inc.	595	11/21/25	USD	60.00	USD	3,718	(425,425)
Labcorp Holdings, Inc.	65	11/21/25	USD	280.00	USD	1,866	(98,150)
							$ (7,644,170)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cencora, Inc.	Barclays Bank PLC	12,000	10/01/25	USD	303.98	USD	3,750	$ (103,551)
Akeso, Inc.	JPMorgan Chase Bank N.A.	73,000	10/03/25	HKD	177.12	HKD	10,321	(1)
M3, Inc.	Bank of America N.A.	175,800	10/03/25	JPY	2,392.52	JPY	420,867	(48,163)
Roche Holding AG	Barclays Bank PLC	4,000	10/03/25	CHF	247.27	CHF	1,060	(63,627)
Abbisko Cayman Ltd.	Citibank N.A.	250,000	10/08/25	HKD	15.43	HKD	4,498	(98,724)
Akeso, Inc.	UBS AG	74,000	10/08/25	HKD	196.08	HKD	10,462	(9)
Sartorius AG, Preference Shares	Bank of America N.A.	11,900	10/09/25	EUR	202.50	EUR	2,370	(63,990)
Zealand Pharma A/S	Bank of America N.A.	11,300	10/09/25	DKK	354.79	DKK	5,298	(189,202)
Abbisko Cayman Ltd.	JPMorgan Chase Bank N.A.	250,000	10/14/25	HKD	19.48	HKD	4,498	(16,151)
Akeso, Inc.	BNP Paribas SA	61,000	10/14/25	HKD	170.85	HKD	8,624	(4,541)
Genmab A/S	Goldman Sachs International	19,000	10/14/25	DKK	1,832.25	DKK	37,274	(341,605)
Abbisko Cayman Ltd.	Bank of America N.A.	642,000	10/16/25	HKD	18.93	HKD	11,550	(62,784)
Eisai Co. Ltd.	BNP Paribas SA	30,100	10/16/25	JPY	4,948.46	JPY	150,379	(26,360)
Galderma Group AG	Goldman Sachs International	27,200	10/16/25	CHF	141.68	CHF	3,828	(60,439)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase Bank N.A.	500,000	10/16/25	HKD	38.41	HKD	20,546	(201,982)
Abbisko Cayman Ltd.	JPMorgan Chase Bank N.A.	250,000	10/21/25	HKD	18.98	HKD	4,498	(28,391)
UCB SA	Bank of America N.A.	9,800	10/21/25	EUR	215.37	EUR	2,330	(246,339)
Galderma Group AG	UBS AG	15,600	10/22/25	CHF	148.09	CHF	2,196	(25,659)
Wuxi Biologics Cayman, Inc.	Citibank N.A.	500,000	10/22/25	HKD	42.11	HKD	20,546	(102,320)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Abbisko Cayman Ltd.	Citibank N.A.	643,000	10/28/25	HKD	19.67	HKD	11,568	$ (66,061)
Abbisko Cayman Ltd.	Citibank N.A.	14,000	11/04/25	HKD	20.13	HKD	252	(1,440)
Wuxi Biologics Cayman, Inc.	Citibank N.A.	727,000	11/05/25	HKD	41.60	HKD	29,874	(226,643)
Beam Therapeutics, Inc.	Morgan Stanley & Co. International PLC	18,200	11/06/25	USD	26.29	USD	442	(27,687)
Penumbra, Inc.	Morgan Stanley & Co. International PLC	13,800	11/06/25	USD	261.88	USD	3,496	(147,830)
Ascendis Pharma A/S, ADR	Barclays Bank PLC	10,700	11/07/25	USD	204.97	USD	2,127	(96,061)
Bio-Techne Corp.	BNP Paribas SA	45,300	11/07/25	USD	55.83	USD	2,520	(146,172)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	46,200	11/07/25	JPY	3,577.58	JPY	153,728	(14,882)
Lonza Group AG, Registered Shares	Barclays Bank PLC	5,700	11/07/25	CHF	542.68	CHF	3,034	(66,369)
Merus NV	Morgan Stanley & Co. International PLC	8,000	11/07/25	USD	69.28	USD	753	(201,577)
Natera, Inc.	Morgan Stanley & Co. International PLC	12,800	11/07/25	USD	179.01	USD	2,060	(56,380)
Nuvalent, Inc., Class A	Morgan Stanley & Co. International PLC	51,100	11/07/25	USD	80.43	USD	4,419	(601,458)
Quest Diagnostics, Inc.	Barclays Bank PLC	29,400	11/07/25	USD	190.24	USD	5,603	(179,702)
West Pharmaceutical Services, Inc.	Barclays Bank PLC	35,700	11/07/25	USD	260.59	USD	9,365	(582,599)
								$ (4,098,699)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 293,974,759	$ 38,183,387	$ 10,341,967	$ 342,500,113
Health Care Equipment & Supplies	163,332,322	15,800,033	973,637	180,105,992
Health Care Providers & Services	79,816,781	—	—	79,816,781
Health Care Technology	34,838,179	7,491,947	27,593	42,357,719
Life Sciences Tools & Services	91,507,631	35,138,688	—	126,646,319
Pharmaceuticals	52,703,362	36,006,895	—	88,710,257
Other Interests	—	—	2,096,177	2,096,177
Preferred Securities
Preferred Stocks	—	7,318,843	123,817,136	131,135,979
Rights	—	—	404,521	404,521
Warrants	13,921	—	—	13,921
Short-Term Securities
Money Market Funds	28,856,483	—	—	28,856,483
	$745,043,438	$139,939,793	$137,661,031	$1,022,644,262
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (6,183,965)	$ (5,558,904)	$ —	$ (11,742,869)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Other Interests	Preferred Stocks	Rights	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 9,980,354	$ 2,185,644	$ 3,207,232	$ 118,719,968	$ 346,386	$ 217,359	$ 134,656,943
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(31,648,921)	(319,194)	(1,111,055)	29,652,065	34,741	(217,359)	(3,609,723)
Purchases	33,011,764	—	—	5,770,106	23,394	—	38,805,264
Sales	—	(1,866,450)	—	(30,325,003)	—	—	(32,191,453)
Closing balance, as of September 30, 2025	$ 11,343,197	$ —	$ 2,096,177	$ 123,817,136	$ 404,521	—	$ 137,661,031
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (31,648,921)	$ —	$ (1,111,055)	$ 1,055,612	$ 34,741	—	$ (31,669,623)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$123,817,136	Market	Revenue Multiple	0.94x - 3.11x	1.43x
			Volatility	60%-90%	79%
			Time to Exit	1.0 -3.0 years	2.7 years
			Market Adjustment Multiple	0.60x -1.15x	1.08x

Common Stocks	11,343,197	Market	Revenue Multiple	3.11x - 8.86x	3.46x
			Volatility	60% -90%	77%
			Time to Exit	1.0 - 4.0 years	2.9 years
			Market Adjustment Multiple	0.55x - 1.60x	1.01x

Other Interests	2,096,177	Income	Discount Rate	5% -5%	5%

Rights	404,521	Income	Discount Rate	4% -5%	4%

	$137,661,031

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
Currency Abbreviation (continued)
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
Schedule of Investments